WARRANTS TO PURCHASE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of Outstanding Warrants to Purchase Ordinary Shares
Warrant Type	Exercise Price	Expiration date	Number of Ordinary Shares Issuable Upon Warrant Exercise

Ordinary Private Warrants	$15,525	August 15, 2029	141
Ordinary Public Warrants	$15,525	August 15, 2029	4,260
January Ordinary Warrants	$202.5	January 17, 2030	3,367
January Placement Agent Warrants	$253.1	January 15, 2030	1,729
January Inducement Ordinary Warrants	$225	January 31, 2027	1,847
January Inducement Placement Agent Warrants	$276.6	January 31, 2027	1,037
July Inducement Ordinary Warrants	$113.2	August 12, 2027	30,422
July Inducement Placement Agent Warrants	$144.6	August 12, 2027	1,065
September Ordinary Warrants - Series A	$40.0	September 11, 2030	150,000
September Ordinary Warrants - Series B	$40.0	September 11, 2026	105,500
September Placement Agent Warrants	$50.0	September 11, 2030	10,500
			309,868